Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiaries
Schedule of interests in subsidiaries

Fairfax’s ownership
(100% other than as
December 31, 2022	Domicile	shown below)
Property and casualty insurance and reinsurance
North American Insurers
Northbridge Financial Corporation (Northbridge)	Canada
Crum & Forster Holdings Corp. (Crum & Forster)	United States
Zenith National Insurance Corp. (Zenith National)	United States
Global Insurers and Reinsurers
Odyssey Group Holdings, Inc. (Odyssey Group)	United States	90.0%
Brit Limited (Brit)	United Kingdom	86.2%
Allied World Assurance Company Holdings, Ltd (Allied World)	Bermuda	82.9%
International Insurers and Reinsurers
Fairfax Central and Eastern Europe, which consists of:
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)	Poland
Colonnade Insurance S.A. (Colonnade Insurance)	Luxembourg
FFH Ukraine Holdings (Fairfax Ukraine), which consists of:	Ukraine	70.0%
ARX Insurance Company (ARX Insurance)	Ukraine
Private Joint Stock Company Insurance Company Universalna (Universalna)	Ukraine
Fairfax Latin America, which consists of:
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)	Brazil
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)	Argentina
SBS Seguros Colombia S.A. (Southbridge Colombia)	Colombia
SBI Seguros Uruguay S.A. (Southbridge Uruguay)	Uruguay
Southbridge Compañía de Seguros Generales S.A. (Southbridge Chile)	Chile
Bryte Insurance Company Ltd (Bryte Insurance)	South Africa
Eurolife FFH General Insurance Single Member S.A. (Eurolife General)	Greece	80.0%

Group Re, which underwrites business in:
CRC Reinsurance Limited (CRC Re)	Barbados
Wentworth Insurance Company Ltd. (Wentworth)	Barbados
Connemara Reinsurance Company Ltd. (Connemara)	Barbados

Fairfax Asia, which consists of:
Falcon Insurance Company (Hong Kong) Limited (Falcon)	Hong Kong
The Pacific Insurance Berhad (Pacific Insurance)	Malaysia	85.0%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)	Indonesia	80.3%
Fairfirst Insurance Limited (Fairfirst Insurance)	Sri Lanka	78.0%
Singapore Reinsurance Corporation Limited (Singapore Re)	Singapore

Life insurance and Run-off
Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)	Greece	80.0%
Run-off, which is principally comprised of:
U.S. Run-off: TIG Insurance Company (TIG Insurance)	United States

Investment management
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)	Canada

		Fairfax’s
December 31, 2022	Domicile	ownership		Primary business

Non-insurance companies

Restaurants and retail
Recipe Unlimited Corporation (Recipe)	Canada	75.7%		Franchisor, owner and operator of restaurants
Sporting Life Group Limited, which owns:	Canada	88.5%		Invests in retail businesses
100.0% of Sporting Life Inc. (Sporting Life)	Canada	88.5%		Retailer of sporting goods and sports apparel
100.0% of Golf Town Limited (Golf Town)	Canada	88.5%		Retailer of golf equipment, apparel and accessories

Fairfax India
Fairfax India Holdings Corporation (Fairfax India)	Canada	34.7	% (1)	Invests in public and private Indian businesses

Thomas Cook India
Thomas Cook (India) Limited (Thomas Cook India), which owns:	India	73.3%		Provider of integrated travel and travel-related financial services
100.0% of Sterling Holiday Resorts Limited (Sterling Resorts)	India	73.3%		Owner and operator of holiday resorts

Other
AGT Food and Ingredients Inc. (AGT)	Canada	59.6%		Originator, processor and distributor of value-added pulses and staple foods
Dexterra Group Inc. (Dexterra Group)	Canada	48.7	% (2)	Provider of Infrastructure support services
Boat Rocker Media Inc. (Boat Rocker)	Canada	44.9	% (3)	Entertainment content creator, producer and distributor
Farmers Edge Inc. (Farmers Edge)	Canada	61.3%		Provider of advanced digital tools for agriculture
Grivalia Hospitality S.A. (Grivalia Hospitality)	Greece	78.4%		Hospitality real estate investor, developer and manager
(1)	The company owns multiple voting shares and subordinate voting shares of Fairfax India that give it voting rights of 94.4%.
(2)	The company has de facto voting control of Dexterra Group as its largest equity and voting shareholder.
(3)	The company has voting rights of 56.1% due to Boat Rocker’s issuance of non-voting shares to non-controlling interests.